Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
BlackRock Summit Cash Reserves Fund
(the “Fund”)
Supplement dated May 4, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated August 26, 2022, as supplemented to date
Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Summit Cash Reserves Fund—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About BlackRock Summit Cash Reserves Fund—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.

BlackRock Summit Cash Reserves Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BLACKROCK FINANCIAL INSTITUTIONS SERIES TRUST
BlackRock Summit Cash Reserves Fund
(the “Fund”)
Supplement dated May 4, 2023 to the Summary Prospectus, Prospectus and Statement of Additional Information of the Fund, each dated August 26, 2022, as supplemented to date
Effective immediately, the Fund’s Summary Prospectus, Prospectus and Statement of Additional Information are amended as follows:
The last paragraph of the section of each Summary Prospectus and Prospectus entitled “Key Facts About BlackRock Summit Cash Reserves Fund—Principal Investment Strategies of the Fund” and “Fund Overview—Key Facts About BlackRock Summit Cash Reserves Fund—Principal Investment Strategies of the Fund,” as applicable, is hereby deleted in its entirety and replaced with the following:
The securities purchased by the Fund are subject to the quality, diversification, and other requirements of Rule 2a‑7 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), and other rules of the Securities and Exchange Commission.